Stock-Based Compensation - Schedule of the Company’s Unvested Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of The Company SUnvested Options Abstract
Options Non-vested options Beginning	1,683,867	1,123,638
Weighted Average Grant-Date Fair Value Non-vested options Beginning	$ 0.15	$ 0.28
Options Granted	1,136,840	2,867,732
Weighted Average Grant-Date Fair Value Granted	$ 0.07	$ 0.18
Options Forfeited	(185,641)	(166,857)
Weighted Average Grant-Date Fair Value Forfeited	$ 0.08	$ 0.31
Options Vested	(856,919)	(2,140,645)
Weighted Average Grant-Date Fair Value Vested	$ 0.13	$ 0.25
Options Non-vested options Ending	1,778,148	1,683,867
Weighted Average Grant-Date Fair Value Non-vested options Ending	$ 0.11	$ 0.15